UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Report to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

SPDR® Bridgewater All Weather ETF

ALLW

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about the SPDR® Bridgewater All Weather ETF (the "Fund") for the period of March 6, 2025 (commencement of operations) through October 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Bridgewater All Weather ETF	$56	0.80%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The reporting period was characterized by positive returns for most asset classes. As a balanced, multi-asset allocation, for any given period the Fund’s performance will generally reflect the aggregate returns across major asset classes over that time horizon. Since launch, the largest contributors to performance were from global equities and gold, with relatively muted contributions from the fixed income and broad commodity portion of the portfolio. While the Fund delivered more stable results than its all-equity benchmark (MSCI ACWI IMI Index) – the equity market rally during the second quarter of 2025 led to Fund underperformance relative to the benchmark, with the gap shrinking towards the end of the period due to the renewed gold rally in the third quarter of 2025. Fund positioning was little changed throughout the period, consistent with its objective of maintaining a balanced inflation to growth and inflation over time.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ALLW	MSCI ACWI Index	MSCI ACWI IMI Index
03/05/25	$10,000	$10,000	$10,000
03/31/25	$10,054	$9,651	$9,660
04/30/25	$10,040	$9,741	$9,750
05/31/25	$10,091	$10,301	$10,314
06/30/25	$10,385	$10,764	$10,782
07/31/25	$10,392	$10,910	$10,925
08/31/25	$10,690	$11,179	$11,223
09/30/25	$11,115	$11,584	$11,609
10/31/25	$11,438	$11,843	$11,846

Average Annual Total Returns (%)

Name	Since Inception 03/05/25
ALLW	14.38%Footnote Reference*
MSCI ACWI Index	18.43%
MSCI ACWI IMI Index	18.46%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 10/31/2025

  Total Net Assets$650,511,820
  Number of Portfolio Holdings74
  Portfolio Turnover Rate99%
  Total Advisory Fees Paid$1,411,179

What did the Fund invest in as of 10/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	38.0%
Short-Term Investments	37.5%
Mutual Funds and Exchange Traded Products	20.8%

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio S&P 500 ETF	13.6%
U.S. Treasury Bills, 3.74%, due 04/09/26	5.3%
SPDR Portfolio Emerging Markets ETF	4.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	3.1%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.0%
SPDR S&P China ETF	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	2.7%

Includes holdings of the wholly-owned subsidiary.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ALLW

SPDR® Galaxy Digital Asset Ecosystem ETF

DECO

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about the SPDR® Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Galaxy Digital Asset Ecosystem ETF	$90	0.65%

How did the Fund perform last year and what affected its performance?

The portfolio navigated a volatile year marked by shifting policy dynamics, including tariff uncertainty and the early-year DeepSeek-related sell-off that pressured both Artificial Intelligence ("A.I.") and crypto equities. Market sentiment improved mid-year as Bitcoin reached new highs, supported by ETF inflows and greater regulatory clarity following the passage of the GENIUS Act. Companies advancing the transition from Bitcoin mining to A.I. and high-performance computing infrastructure were key performance drivers, alongside positions in blockchain-based financial technology and tokenization platforms. Later in the year, fiscal expansion and a weaker U.S. dollar revived the debasement trade, supporting digital asset equities. Portfolio positioning emphasized firms with recurring-revenue potential from compute infrastructure while maintaining selectivity amid extended valuations and policy uncertainty tied to trade and interest rate expectations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	DECO	MSCI ACWI Index
09/09/24	$10,000	$10,000
09/30/24	$11,317	$10,562
10/31/24	$12,639	$10,325
11/30/24	$15,599	$10,711
12/31/24	$13,101	$10,457
01/31/25	$14,711	$10,808
02/28/25	$12,304	$10,743
03/31/25	$9,858	$10,319
04/30/25	$10,392	$10,415
05/31/25	$11,986	$11,014
06/30/25	$15,256	$11,508
07/31/25	$15,663	$11,664
08/31/25	$15,899	$11,952
09/30/25	$19,912	$12,385
10/31/25	$22,444	$12,662

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/09/24
DECO	77.58%	102.91%
MSCI ACWI Index	22.64%	22.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 10/31/2025

  Total Net Assets$15,995,076
  Number of Portfolio Holdings28
  Portfolio Turnover Rate130%
  Total Advisory Fees Paid$62,651

What did the Fund invest in as of 10/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Software	37.6%
Mutual Funds and Exchange Traded Products	18.7%
Semiconductors & Semiconductor Equipment	11.8%
Capital Markets	9.7%
Financial Services	7.3%
Electrical Equipment	6.1%
Interactive Media & Services	3.2%
Banks	3.0%
Consumer Finance	0.6%

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	20.1%
iShares Bitcoin Trust ETF	15.1%
Riot Platforms, Inc.	7.6%
Vertiv Holdings Co., Class A	4.1%
Micron Technology, Inc.	4.1%
Cleanspark, Inc.	4.0%
Applied Materials, Inc.	3.4%
Cipher Mining, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR DECO

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF

HECO

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about the SPDR® Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	$113	0.89%

How did the Fund perform last year and what affected its performance?

The portfolio experienced similar market dynamics to its unhedged counterpart, with early-year weakness from the DeepSeek-driven sell-off and mid-year recovery supported by Bitcoin strength, ETF inflows, and regulatory progress under the GENIUS Act. Artificial Intelligence and HPC infrastructure themes remained central, as miners repurposing sites for compute leasing were top contributors. Tariff-related volatility and policy uncertainty persisted, creating hedging challenges despite disciplined management through covered calls and protective puts. The overlay helped mitigate downside risk while partially capping upside in strong markets. Fiscal expansion and a weaker dollar fueled renewed demand for hard assets, benefiting digital asset equities. Throughout the period, the portfolio maintained hedge coverage near the middle-to-upper end of its range, balancing participation in the rally with a focus on preserving capital and reducing exposure to macro-driven drawdowns.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HECO	MSCI ACWI Index
09/09/24	$10,000	$10,000
09/30/24	$11,187	$10,562
10/31/24	$12,399	$10,325
11/30/24	$15,214	$10,711
12/31/24	$12,865	$10,457
01/31/25	$14,463	$10,808
02/28/25	$12,199	$10,743
03/31/25	$9,861	$10,319
04/30/25	$10,366	$10,415
05/31/25	$11,376	$11,014
06/30/25	$13,799	$11,508
07/31/25	$14,133	$11,664
08/31/25	$14,247	$11,952
09/30/25	$17,119	$12,385
10/31/25	$19,080	$12,662

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/09/24
HECO	53.88%	76.03%
MSCI ACWI Index	22.64%	22.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 10/31/2025

  Total Net Assets$96,217,047
  Number of Portfolio Holdings63
  Portfolio Turnover Rate141%
  Total Advisory Fees Paid$825,464

What did the Fund invest in as of 10/31/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Software	38.0%
Mutual Funds and Exchange Traded Products	18.3%
Semiconductors & Semiconductor Equipment	11.8%
Capital Markets	9.9%
Financial Services	7.5%
Electrical Equipment	6.1%
Interactive Media & Services	3.2%
Banks	3.1%
Consumer Finance	0.6%

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	20.2%
iShares Bitcoin Trust ETF	14.6%
Riot Platforms, Inc.	7.8%
Cleanspark, Inc.	4.2%
Micron Technology, Inc.	4.1%
Vertiv Holdings Co., Class A	4.1%
Applied Materials, Inc.	3.4%
Cipher Mining, Inc.	3.2%
JPMorgan Chase & Co.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HECO

SPDR® Galaxy Transformative Tech Accelerators ETF

TEKX

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about the SPDR® Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of November 1, 2024 through October 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Galaxy Transformative Tech Accelerators ETF	$81	0.65%

How did the Fund perform last year and what affected its performance?

Artificial Intelligence ("A.I.") and compute infrastructure remained central performance drivers over the 12-month period. The year began with the DeepSeek-related pullback and investor rotation away from high-multiple A.I. names, but sentiment recovered as hyperscalers expanded capital expenditure and A.I. adoption broadened. Tariff uncertainty and supply chain disruptions introduced volatility, particularly in semiconductor and power equipment holdings, though underlying demand for compute and energy infrastructure stayed resilient. The portfolio benefited from exposure to companies enabling A.I. data center development and grid modernization as power constraints became a defining industry theme. Increased investment in memory, connectivity, and advanced manufacturing also supported performance as the industry entered a new phase of scaling to meet global A.I. demand. Overall, the strategy remained focused on transformative technologies supporting the scaling of A.I., connectivity, and power systems amid a rapidly evolving global investment cycle.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TEKX	MSCI ACWI Index
09/09/24	$10,000	$10,000
09/30/24	$11,626	$10,562
10/31/24	$12,285	$10,325
11/30/24	$13,845	$10,711
12/31/24	$11,554	$10,457
01/31/25	$12,617	$10,808
02/28/25	$10,883	$10,743
03/31/25	$8,994	$10,319
04/30/25	$9,402	$10,415
05/31/25	$10,830	$11,014
06/30/25	$13,150	$11,508
07/31/25	$13,570	$11,664
08/31/25	$13,986	$11,952
09/30/25	$16,733	$12,385
10/31/25	$18,416	$12,662

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/09/24
TEKX	49.91%	70.66%
MSCI ACWI Index	22.64%	22.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 10/31/2025

  Total Net Assets$2,669,622
  Number of Portfolio Holdings35
  Portfolio Turnover Rate124%
  Total Advisory Fees Paid$22,393

What did the Fund invest in as of 10/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Software	33.5%
Electrical Equipment	15.5%
Semiconductors & Semiconductor Equipment	9.2%
Financial Services	9.0%
Electric Utilities	5.8%
Electronic Equipment, Instruments & Components	3.4%
Capital Markets	3.1%
Multi-Utilities	2.8%
Specialized REITs	2.6%
Oil, Gas & Consumable Fuels	2.6%

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	18.3%
Riot Platforms, Inc.	5.9%
Strategy, Inc., Class A	3.9%
Hubbell, Inc.	3.8%
Applied Materials, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Vertiv Holdings Co., Class A	3.4%
Entergy Corp.	3.1%
Visa, Inc., Class A	3.1%
Microsoft Corp.	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TEKX

SPDR® SSGA IG Public & Private Credit ETF

PRIV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about the SPDR® SSGA IG Public & Private Credit ETF (the "Fund") for the period of February 27th, 2025 (commencement of operations) through October 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® SSGA IG Public & Private Credit ETF	$49	0.70%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Expectations of an economic soft landing that would open the door to additional U.S. Federal Reserve Funds rate cuts served to reduce interest rates, steepen the yield curve, and moderately tighten credit spreads, especially in the investment grade public and private credit markets. The Fund’s overweight allocation to investment grade public and private credit was the primary driver of the Fund’s out-performance during the reporting period, with the Fund’s yield curve steepening bias adding to Fund performance, and its underweight in government agency spread product detracting from Fund performance. The Fund used treasury futures and FX forwards to actively manage duration and hedge FX risk back to the USD during the reporting period. The Fund’s use of treasury futures detracted from Fund performance relative to the Index, while its FX forwards effectively hedged FX risk back to the USD.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	PRIV	Bloomberg U.S. Aggregate Bond Index
02/26/25	$10,000	$10,000
02/28/25	$10,025	$10,027
03/31/25	$10,030	$10,030
04/30/25	$10,057	$10,070
05/31/25	$10,015	$9,998
06/30/25	$10,181	$10,151
07/31/25	$10,168	$10,125
08/31/25	$10,325	$10,246
09/30/25	$10,429	$10,357
10/31/25	$10,493	$10,422

Average Annual Total Returns (%)

Name	Since Inception 02/26/25
PRIV	4.93%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	4.22%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 10/31/2025

  Total Net Assets$195,425,188
  Number of Portfolio Holdings211
  Portfolio Turnover Rate57%
  Total Advisory Fees Paid$451,739

What did the Fund invest in as of 10/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
U.S. Government Agency Obligations	23.1%
U.S. Treasury Obligations	12.5%
Mortgage-Backed Securities	8.3%
Asset-Backed Securities	7.8%
Private Credit Securities	7.8%
Banks	5.1%
Software	3.9%
Electric	2.7%
Aerospace & Defense	2.4%
Pharmaceuticals	2.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 06/30/30	7.2%
Federal Home Loan Mortgage Corp., 3.50%, due 07/01/52	4.4%
Federal Home Loan Mortgage Corp., 5.00%, due 05/01/55	4.0%
Federal National Mortgage Association, 3.00%, due 03/01/52	4.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
Federal National Mortgage Association, 5.00%, due 10/01/55	3.1%
Federal Home Loan Mortgage Corp., 2.50%, due 05/01/51	2.4%
OBX Trust, Class A1, 5.52%, due 03/25/65	2.1%
A&D Mortgage Trust, Class A1, 5.23%, due 10/25/70	1.8%
Federal Home Loan Mortgage Corp., 5.00%, due 07/01/55	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended October 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 21, 2025 (the “Effective Date”), the Fund’s name changed from the SPDR SSGA Apollo IG Public & Private Credit ETF to the SPDR SSGA IG Public & Private Credit ETF. This change will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR PRIV

State Street Short Duration IG Public & Private Credit ETF

PRSD

Annual Shareholder Report

October 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street Short Duration IG Public & Private Credit ETF (the "Fund") for the period of September 10, 2025 (commencement of operations) through October 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Short Duration IG Public & Private Credit ETF	$8	0.59%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 10/31/2025

  Total Net Assets$25,092,426
  Number of Portfolio Holdings105
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$21,068

What did the Fund invest in as of 10/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
U.S. Treasury Obligations	32.0%
Asset-Backed Securities	13.8%
Private Credit Securities	7.8%
Mortgage-Backed Securities	7.7%
U.S. Government Agency Obligations	4.5%
Banks	3.4%
Software	2.8%
Electric	2.7%
Oil & Gas	1.8%
Pipelines	1.6%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 12/31/28	16.0%
U.S. Treasury Notes, 3.63%, due 08/15/28	16.0%
Morgan Stanley Residential Mortgage Loan Trust, Class A1, 5.96%, due 03/25/70	3.8%
PK ALIFT Loan Funding 3 LP, Class D, 7.49%, due 09/15/39	2.9%
Federal National Mortgage Association, 5.00%, due 01/01/40	2.5%
Toyota Auto Receivables Owner Trust, Class A3, 4.83%, due 10/16/28	2.5%
GM Financial Consumer Automobile Receivables Trust, Class A3, 4.40%, due 08/16/29	2.4%
MF1 Trust, Class C, 6.97%, due 08/18/41	2.0%
Fiserv, Inc., 3.20%, due 07/01/26	2.0%
Federal National Mortgage Association, 5.00%, due 09/01/40	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR PRSD

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending October 31, 2025 and October 31, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $262,153 and $101,717, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending October 31, 2025 and October 31, 2024, EY did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending October 31, 2025 and October 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $19,872 and $11,538, respectively.

(d) All Other Fees.

For the fiscal years ended October 31, 2025 and October 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,637,151 and $9,556,710, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)		FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.6		$18.5
Tax Fees	$3.4		$3.2
All Other Fees	$15.8		$15.0

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
October 31, 2025
SSGA Active Trust
SPDR Bridgewater All Weather ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
October 31, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 38.0%
U.S. Treasury Bills 3.74%, 4/9/2026	$35,160,000	$34,591,384
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	7,614,871	4,303,592
0.13%, 2/15/2052	8,204,085	4,539,807
0.25%, 2/15/2050	6,697,006	4,028,929
0.63%, 2/15/2043	6,784,383	5,207,677
0.75%, 2/15/2042	9,433,351	7,541,706
0.75%, 2/15/2045	10,468,925	7,909,764
0.88%, 2/15/2047	6,911,249	5,174,797
1.00%, 2/15/2046	5,714,813	4,463,804
1.00%, 2/15/2048	3,941,010	2,992,397
1.00%, 2/15/2049	3,540,240	2,648,058
1.38%, 2/15/2044	10,369,176	8,959,211
1.50%, 2/15/2053	7,192,680	5,842,507
2.13%, 2/15/2041	4,866,909	4,883,925
2.13%, 2/15/2054	7,256,769	6,794,858
2.38%, 2/15/2055	7,319,859	7,245,660
U.S. Treasury Inflation-Indexed Notes:
0.63%, 7/15/2032	696,844	659,157
1.13%, 1/15/2033	20,363,812	19,725,852
1.38%, 7/15/2033	20,292,826	19,981,696
1.75%, 1/15/2034	22,716,160	22,822,642
1.88%, 7/15/2034	23,357,824	23,707,279
1.88%, 7/15/2035	17,554,338	17,713,767
2.13%, 1/15/2035	24,815,396	25,551,134
TOTAL U.S. TREASURY OBLIGATIONS (Cost $245,746,983)		247,289,603

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 20.8%
SPDR Portfolio Emerging Markets ETF (a)	580,119	$27,602,062
SPDR S&P China ETF (a)	185,344	18,886,554
State Street SPDR Portfolio S&P 500 ETF (a)	1,106,550	88,789,572
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $122,763,135)		135,278,188
SHORT-TERM INVESTMENT — 37.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.05% (b) (c) (Cost $243,862,403)	243,862,403	243,862,403
TOTAL INVESTMENTS — 96.3% (Cost $612,372,521)		626,430,194
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.7%		24,081,626
NET ASSETS — 100.0%		$650,511,820
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2025.

At October 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note Futures (long)	1,479	12/19/2025	$166,507,140	$166,641,703	$134,563
COMEX Gold 100 Troy Ounces Futures (long)	211	12/29/2025	76,638,476	84,316,972	7,678,496
Eurex 10 Year Euro BUND Futures (long)	787	12/08/2025	116,904,932	117,532,101	627,169
Eurex EURO STOXX 50 Futures (long)	925	12/19/2025	58,845,327	60,524,226	1,678,899
FTSE 100 Index Futures (long)	203	12/19/2025	25,051,365	25,993,704	942,339
Long Gilt Futures (long)	391	12/29/2025	46,793,917	48,094,024	1,300,107
SFE 10 Year Australian Bond Futures (long)	795	12/15/2025	59,153,127	59,129,248	(23,879)
SFE S&P ASX Share Price Index 200 Futures (long)	167	12/18/2025	24,392,902	24,303,289	(89,613)
TSE TOPIX Futures (long)	147	12/11/2025	30,061,783	31,813,184	1,751,401
U.S. Long Bond Futures (long)	770	12/19/2025	89,332,500	90,330,625	998,125
					$14,997,607
See accompanying notes to financial statements.
1

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

During the period ended October 31, 2025, the average notional value related to futures contracts was $327,175,393.
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$9,819,495	12/15/2025	BNP Paribas SA	$—	$652,524	$652,524
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,806,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$39,396	$39,396
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$3,022,000	12/15/2025	JPMorgan Securities LLC	$—	$80,187	$80,187
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$15,455,235	3/16/2026	Goldman Sachs & Co. LLC	$—	$447,303	$447,303
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$25,863,640	6/15/2026	JPMorgan Securities LLC	$—	$748,542	$748,542
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$900,000	12/15/2025	BNP Paribas SA	$—	$19,373	$19,373
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,139,000	12/15/2025	JPMorgan Securities LLC	$—	$32,100	$32,100
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$770,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$8,429	$8,429
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$5,530,000	12/15/2025	JPMorgan Securities LLC	$—	$97,237	$97,237
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,800,000	12/15/2025	Citibank NA	$—	$59,701	$59,701
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,213,000	12/15/2025	JPMorgan Securities LLC	$—	$19,606	$19,606
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$3,782,000	12/15/2025	JPMorgan Securities LLC	$—	$73,618	$73,618
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,700,000	12/15/2025	BNP Paribas SA	$—	$30,243	$30,243
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$4,846,000	12/15/2025	Citibank NA	$—	$84,660	$84,660
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$8,255,000	12/15/2025	Bank of America NA	$—	$(10,284)	$(10,284)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,685,000	12/15/2025	Citibank NA	$—	$37,705	$37,705
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$3,350,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$(13,432)	$(13,432)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,615,716	12/15/2025	Goldman Sachs & Co. LLC	$—	$15,351	$15,351
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,675,000	12/15/2025	Bank of America NA	$—	$18,785	$18,785
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,552,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$9,426	$9,426
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,400,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$11,123	$11,123
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,926,000	12/15/2025	JPMorgan Securities LLC	$—	$137,888	$137,888
See accompanying notes to financial statements.
2

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,375,000	12/15/2025	BNP Paribas SA	$—	$63,710	$63,710
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,235,000	12/15/2025	JPMorgan Securities LLC	$—	$55,367	$55,367
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,212,913	12/15/2025	Goldman Sachs & Co. LLC	$—	$86,948	$86,948
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,139,000	12/15/2025	JPMorgan Securities LLC	$—	$52,753	$52,753
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$13,937,524	9/15/2026	JPMorgan Securities LLC	$—	$418,758	$418,758
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$9,469,219	3/16/2026	Goldman Sachs & Co. LLC	$—	$284,506	$284,506
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,597,801	12/15/2025	Citibank NA	$—	$48,006	$48,006
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,031,608	12/15/2025	Bank of America NA	$—	$30,995	$30,995
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$7,363,163	12/15/2025	BNP Paribas SA	$—	$221,229	$221,229
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,650,000	12/15/2025	BNP Paribas SA	$—	$56,667	$56,667
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$770,000	12/15/2025	JPMorgan Securities LLC	$—	$33,049	$33,049
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,900,000	3/16/2026	BNP Paribas SA	$—	$88,016	$88,016
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$888,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$34,445	$34,445
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$276,000	12/15/2025	BNP Paribas SA	$—	$6,826	$6,826
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,500,000	12/15/2025	Goldman Sachs & Co. LLC	$—	$46,739	$46,739
Total								$—	$4,127,495	$4,127,495

During the period ended October 31, 2025, the average notional value related to OTC swaps contracts was $77,396,388.
See accompanying notes to financial statements.
3

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$247,289,603	$—	$247,289,603
Mutual Funds and Exchange Traded Products	135,278,188	—	—	135,278,188
Short-Term Investment	243,862,403	—	—	243,862,403
TOTAL INVESTMENTS	$379,140,591	$247,289,603	$—	$626,430,194
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$15,111,099	$—	$—	$15,111,099
Futures Contracts - Unrealized Depreciation	(113,492)	—	—	(113,492)
Total Return Swap Contracts - Unrealized Appreciation	—	4,151,211	—	4,151,211
Total Return Swap Contracts - Unrealized Depreciation	—	(23,716)	—	(23,716)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$14,997,607	$4,127,495	$—	$19,125,102

Affiliate Table
	Number of Shares Held at 3/6/25*	Value at 3/6/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/25	Value at 10/31/25	Dividend Income
SPDR Portfolio Emerging Markets ETF	—	$—	$25,090,819	$—	$—	$2,511,243	580,119	$27,602,062	$123,960
SPDR S&P China ETF	—	—	17,488,340	—	—	1,398,214	185,344	18,886,554	67,704
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	265,884,652	22,022,249	—	—	243,862,403	243,862,403	2,838,964
State Street SPDR Portfolio S&P 500 ETF	—	—	80,183,976	—	—	8,605,596	1,106,550	88,789,572	313,027
Total		$—	$388,647,787	$22,022,249	$—	$12,515,053		$379,140,591	$3,343,655
*	Commencement of operations.
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS
Investments in unaffiliated issuers, at value	$247,289,603
Investments in affiliated issuers, at value	379,140,591
Total Investments	626,430,194
Net cash at broker	9,579,535
Cash	1,160,662
Receivable from broker — accumulated variation margin on futures contracts	15,007,612
Receivable for accumulated variation margin on swap contracts	3,503,977
Receivable for investments sold	35,156,225
Receivable for fund shares sold	3,267,361
Dividends receivable — unaffiliated issuers	886,838
Dividends receivable — affiliated issuers	704,622
Receivable from Adviser	24,005
Other receivable	885
TOTAL ASSETS	695,721,916
LIABILITIES
Foreign cash due to broker, at value	6,746,952
Payable for investments purchased	38,071,937
Advisory fee payable	387,598
Trustees’ fees and expenses payable	3,609
TOTAL LIABILITIES	45,210,096
NET ASSETS	$650,511,820
NET ASSETS CONSIST OF:
Paid-in capital	$596,109,136
Total distributable earnings (loss)	54,402,684
NET ASSETS	$650,511,820
NET ASSET VALUE PER SHARE
Net asset value per share	$28.59
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,750,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$245,746,983
Investments in affiliated issuers	366,625,538
Total cost of investments	$612,372,521
Foreign currency at broker, at cost	$6,824,819
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENT OF OPERATIONS
For the period ended October 31, 2025

For the Period 3/6/25*- 10/31/25
INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,812,653
Dividend income — affiliated issuers	3,343,655
TOTAL INVESTMENT INCOME (LOSS)	7,156,308
EXPENSES
Advisory fee	1,411,179
Trustees’ fees and expenses	4,290
TOTAL EXPENSES	1,415,469
NET INVESTMENT INCOME (LOSS)	$5,740,839
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,252,009
Foreign currency transactions	19,569
Futures contracts	6,230,224
Swap contracts	(1,774,564)
Net realized gain (loss)	6,727,238
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,542,620
Investments — affiliated issuers	12,515,053
Foreign currency translations	77,867
Futures contracts	14,997,607
Swap contracts	4,127,495
Net change in unrealized appreciation/depreciation	33,260,642
NET REALIZED AND UNREALIZED GAIN (LOSS)	39,987,880
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$45,728,719

*	Commencement of operations.
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period 3/6/25*- 10/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,740,839
Net realized gain (loss)	6,727,238
Net change in unrealized appreciation/depreciation	33,260,642
Net increase (decrease) in net assets resulting from operations	45,728,719
Net equalization credits and charges	7,275,188
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	608,522,481
Cost of shares redeemed	(4,044,233)
Net income equalization	(7,275,188)
Other capital	304,853
Net increase (decrease) in net assets from beneficial interest transactions	597,507,913
Net increase (decrease) in net assets during the period	650,511,820
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$650,511,820
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,900,000
Shares redeemed	(150,000)
Net increase (decrease) from share transactions	22,750,000

*	Commencement of operations.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bridgewater All Weather ETF
For the Period 3/6/25*- 10/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57
Net realized and unrealized gain (loss) (b)	2.27
Total from investment operations	2.84
Net equalization credits and charges (a)	0.72
Other capital (a)	0.03
Net asset value, end of period	$28.59
Total return (c)	14.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$650,512
Ratios to average net assets:
Total expenses	0.80%(d)
Net investment income (loss)	3.25%(d)
Portfolio turnover rate (e)	99%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of October 31, 2025, the Trust consists of thirty-seven (37) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR Bridgewater All Weather ETF (the "Fund"), a diversified investment company under the 1940 Act, formed on March 5, 2025 and commenced operations on March 6, 2025, and the State Street All Weather Strategy Cayman Ltd., a wholly-owned subsidiary of the Fund that is an exempted limited company organized under the laws of the Cayman Islands (the "Subsidiary").
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The  Fund consolidates its investments in the Subsidiary. All material intercompany balances and transactions have been eliminated.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
9

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of October 31, 2025 is disclosed in the Fund's Consolidated Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
10

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Consolidated  Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Consolidated Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the
11

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Consolidated Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
12

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral  and Foreign cash due to broker, at value,  respectively.  Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Consolidated Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
The following tables summarize the value of the Fund's derivative instruments as of October 31, 2025, and the related location in the accompanying Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Futures Contracts	$3,036,085	$—	$—	$11,971,527	$—	$15,007,612
Swap Contracts	—	—	—	—	3,503,977	3,503,977
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Futures Contracts	$(375,014)	$—	$—	$6,605,238	$—	$6,230,224
Swap Contracts	—	—	—	—	(1,774,564)	(1,774,564)

13

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Futures Contracts	$3,036,085	$—	$—	$11,961,522	$—	$14,997,607
Swap Contracts	—	—	—	—	4,127,495	4,127,495
Offsetting of Financial Assets and Derivative Assets
	Total Return Swaps
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of America NA	$49,780	$(10,284)	$—	$39,496
BNP Paribas SA	1,138,588	—	—	1,138,588
Citibank NA	230,072	—	—	230,072
Goldman Sachs & Co. LLC	983,666	(13,432)	—	970,234
JPMorgan Securities LLC	1,749,105	—	(1,150,000)	599,105
	$4,151,211	$(23,716)	$(1,150,000)	$2,977,495
Offsetting of Financial Liabilities and Derivative Liabilities
	Total Return Swaps
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Bank of America NA	$(10,284)	$10,284	$—	$—
Goldman Sachs & Co. LLC	(13,432)	13,432	—	—
	$(23,716)	$23,716	$—	$—
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets. The fees are accrued daily and paid monthly.
With respect to the Fund, the Advisory fee is reduced by the acquired fund fees and expenses attributable to the Fund investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes) and as a result, the net annualized advisory fee was 0.79% for the period ended October 31, 2025.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Bridgewater Associates, LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
14

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended October 31, 2025, are disclosed in the Consolidated Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended October 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases
SPDR Bridgewater All Weather ETF	$518,628,154	$160,730,977	$122,763,135
8.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale loss deferrals, currency gains and losses, futures contracts, and income and/or gains derived from the Cayman subsidiary.
15

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bridgewater All Weather ETF	$22,732,590	$(5,689,252)	$4,098,704	$20,083,844	$41,225,886
As of October 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bridgewater All Weather ETF	$627,138,026	$20,072,612	$5,755,887	$14,316,725
9.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investing in markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bridgewater All Weather ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of SPDR Bridgewater All Weather ETF (the “Fund”) (one of the funds constituting SSGA Active Trust (the “Trust”)), including the consolidated schedule of investments, as of October 31, 2025, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the period from March 6, 2025 (commencement of operations) through October 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting SSGA Active Trust) at October 31, 2025, and the consolidated results of its operations and changes in its net assets, and its consolidated financial highlights for the period from March 6, 2025 (commencement of operations) through October 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
December 22, 2025
17

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
OTHER INFORMATION
October 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal period ended October 31, 2025.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal period ended October 31, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
18

Annual Financial Statements and Other Information
October 31, 2025
SSGA Active Trust
SPDR Galaxy Transformative Tech Accelerators ETF
SPDR Galaxy Digital Asset Ecosystem ETF
SPDR Galaxy Hedged Digital Asset Ecosystem ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 97.8%
CAPITAL MARKETS — 3.1%
Coinbase Global, Inc. Class A (a)	143	$49,161
Etoro Group Ltd. Class A (a)	884	32,761
		81,922
CHEMICALS — 0.1%
Solstice Advanced Materials, Inc. (a)	38	1,713
CONSUMER FINANCE — 0.7%
Figure Technology Solutions, Inc. Class A (a)	447	17,701
DIVERSIFIED CONSUMER SERVICES — 0.7%
Lincoln Educational Services Corp. (a)	908	17,633
ELECTRIC UTILITIES — 5.8%
Alliant Energy Corp.	1,079	72,099
Entergy Corp.	868	83,406
		155,505
ELECTRICAL EQUIPMENT — 15.5%
Eaton Corp. PLC	201	76,694
Hubbell, Inc.	217	101,990
nVent Electric PLC	674	77,072
Schneider Electric SE	235	66,751
Vertiv Holdings Co. Class A	470	90,644
		413,151
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Amphenol Corp. Class A	230	32,048
Coherent Corp. (a)	451	59,514
		91,562
FINANCIAL SERVICES — 9.0%
Mastercard, Inc. Class A	128	70,655
Shift4 Payments, Inc. Class A (a)	529	36,554
Visa, Inc. Class A	241	82,118
Willow Lane Acquisition Corp. Class A (a)	3,967	51,254
		240,581
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.9%
Vistra Corp.	265	49,899
INDUSTRIAL CONGLOMERATES — 1.1%
Honeywell International, Inc.	153	30,803
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A	243	68,329
METALS & MINING — 1.6%
Freeport-McMoRan, Inc.	1,002	41,783
Security Description	Shares	Value
MULTI-UTILITIES — 2.8%
Public Service Enterprise Group, Inc.	919	$74,035
OIL, GAS & CONSUMABLE FUELS — 2.6%
Exxon Mobil Corp.	613	70,103
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Landbridge Co. LLC Class A	739	43,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.2%
Applied Materials, Inc.	426	99,300
Lam Research Corp.	332	52,277
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	318	95,537
		247,114
SOFTWARE — 33.5%
Bitfarms Ltd. (a)	16,134	64,052
Core Scientific, Inc. (a)	22,696	488,872
Microsoft Corp.	153	79,225
Riot Platforms, Inc. (a)	8,007	158,378
Strategy, Inc. Class A (a)	384	103,492
		894,019
SPECIALIZED REITs — 2.6%
Equinix, Inc. REIT	83	70,219
TOTAL COMMON STOCKS (Cost $2,017,163)		2,609,799
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.05% (b) (c) (Cost $59,367)	59,367	59,367
TOTAL INVESTMENTS — 100.0% (Cost $2,076,530)		2,669,166
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		456
NET ASSETS — 100.0%		$2,669,622
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended October 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2025.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
1

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,609,799	$—	$—	$2,609,799
Short-Term Investment	59,367	—	—	59,367
TOTAL INVESTMENTS	$2,669,166	$—	$—	$2,669,166

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/25	Value at 10/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,313	$23,313	$809,150	$773,096	$—	$—	59,367	$59,367	$1,525
See accompanying notes to financial statements.
2

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
October 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 79.3%
BANKS — 3.0%
JPMorgan Chase & Co.	1,558	$484,725
CAPITAL MARKETS — 9.7%
Blackrock, Inc.	310	335,671
Coinbase Global, Inc. Class A (a)	704	242,021
Etoro Group Ltd. Class A (a)	6,722	249,118
Morgan Stanley	2,192	359,488
Robinhood Markets, Inc. Class A (a)	2,513	368,858
		1,555,156
CONSUMER FINANCE — 0.6%
Figure Technology Solutions, Inc. Class A (a)	2,547	100,861
ELECTRICAL EQUIPMENT — 6.1%
Powell Industries, Inc.	810	310,546
Vertiv Holdings Co. Class A	3,420	659,581
		970,127
FINANCIAL SERVICES — 7.3%
Mastercard, Inc. Class A	688	379,769
Shift4 Payments, Inc. Class A (a)	2,891	199,768
Visa, Inc. Class A	1,085	369,703
Willow Lane Acquisition Corp. Class A (a)	17,310	223,645
		1,172,885
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A	1,312	368,922
Meta Platforms, Inc. Class A	215	139,395
		508,317
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.8%
Applied Materials, Inc.	2,352	548,251
Lam Research Corp.	1,638	257,919
Micron Technology, Inc.	2,902	649,381
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,440	432,619
		1,888,170
SOFTWARE — 37.6%
Bitfarms Ltd. (a)	104,603	415,274
Security Description	Shares	Value
Cipher Mining, Inc. (a)	27,275	$508,679
Cleanspark, Inc. (a)	36,390	647,742
Core Scientific, Inc. (a)	149,455	3,219,261
Riot Platforms, Inc. (a)	61,594	1,218,329
		6,009,285
TOTAL COMMON STOCKS (Cost $8,018,778)		12,689,526
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 18.7%
iShares Bitcoin Trust ETF	38,725	2,412,567
iShares Ethereum Trust ETF	8,660	254,258
Solana ETF	16,683	327,320
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,949,979)		2,994,145
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.05% (b) (c) (Cost $314,787)	314,787	314,787
TOTAL INVESTMENTS — 100.0% (Cost $11,283,544)		15,998,458
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(3,382)
NET ASSETS — 100.0%		$15,995,076
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended October 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2025.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,689,526	$—	$—	$12,689,526
Mutual Funds and Exchange Traded Products	2,994,145	—	—	2,994,145
Short-Term Investment	314,787	—	—	314,787
TOTAL INVESTMENTS	$15,998,458	$—	$—	$15,998,458
See accompanying notes to financial statements.
3

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2025

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/25	Value at 10/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,452	$71,452	$3,798,149	$3,554,814	$—	$—	314,787	$314,787	$8,261
See accompanying notes to financial statements.
4

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
October 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 80.2%
BANKS — 3.1%
JPMorgan Chase & Co.	9,504	$2,956,884
CAPITAL MARKETS — 9.9%
Blackrock, Inc.	1,895	2,051,925
Coinbase Global, Inc. Class A (a)	4,345	1,493,724
Etoro Group Ltd. Class A (a)	41,140	1,524,648
Morgan Stanley	13,272	2,176,608
Robinhood Markets, Inc. Class A (a)	15,342	2,251,899
		9,498,804
CONSUMER FINANCE — 0.6%
Figure Technology Solutions, Inc. Class A (a)	15,727	622,789
ELECTRICAL EQUIPMENT — 6.1%
Powell Industries, Inc.	5,072	1,944,554
Vertiv Holdings Co. Class A	20,521	3,957,680
		5,902,234
FINANCIAL SERVICES — 7.5%
Mastercard, Inc. Class A	4,192	2,313,942
Shift4 Payments, Inc. Class A (a)	18,554	1,282,081
Visa, Inc. Class A	6,531	2,225,373
Willow Lane Acquisition Corp. Class A (a)	106,379	1,374,417
		7,195,813
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A	8,083	2,272,859
Meta Platforms, Inc. Class A	1,260	816,921
		3,089,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.8%
Applied Materials, Inc.	13,855	3,229,600
Lam Research Corp.	9,893	1,557,752
Micron Technology, Inc.	17,710	3,962,967
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,641	2,596,016
		11,346,335
SOFTWARE — 38.0%
Bitfarms Ltd. (a)	643,586	2,555,037
Cipher Mining, Inc. (a)	164,945	3,076,224
Cleanspark, Inc. (a)	224,655	3,998,859
Core Scientific, Inc. (a)	902,662	19,443,340
Riot Platforms, Inc. (a)	379,321	7,502,969
		36,576,429
TOTAL COMMON STOCKS (Cost $46,868,810)		77,189,068
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 18.3%
iShares Bitcoin Trust ETF	225,648	14,057,870
iShares Ethereum Trust ETF	54,609	1,603,320
Security Description	Shares	Value
Solana ETF	98,125	$1,925,213
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $16,924,823)		17,586,403
PUT OPTIONS PURCHASED — 1.1%
Alphabet, Inc. (Strike price $230, expiring 11/21/2025)	4,000	1,520
Applied Materials, Inc. (Strike price $200, expiring 11/21/2025)	6,900	11,661
Bitfarms Ltd. (Strike price $4, expiring 11/21/2025)	544,400	323,918
Blackrock, Inc. (Strike price $1,120, expiring 11/21/2025)	900	42,255
Cipher Mining, Inc. (Strike price $15, expiring 11/21/2025)	139,500	149,962
Cleanspark, Inc. (Strike price $17, expiring 11/21/2025)	190,000	260,300
Coinbase Global, Inc. (Strike price $300, expiring 11/21/2025)	3,700	18,222
iShares Bitcoin Trust ETF (Strike price $56, expiring 11/21/2025)	89,200	60,210
iShares Ethereum Trust ETF	27,200	18,360
JPMorgan Chase & Co. (Strike price $285, expiring 11/21/2025)	4,700	4,207
Lam Research Corp. (Strike price $130, expiring 11/21/2025)	4,900	2,940
Micron Technology, Inc. (Strike price $190, expiring 11/21/2025)	15,000	40,800
Morgan Stanley (Strike price $150, expiring 11/21/2025)	6,600	4,686
Riot Platforms, Inc. (Strike price $15, expiring 11/21/2025)	320,900	80,225
Robinhood Markets, Inc. (Strike price $120, expiring 11/21/2025)	13,000	26,065
Taiwan Semiconductor Manufacturing Co. Ltd. (Strike price $280, expiring 11/21/2025)	4,300	18,060
Vertiv Holdings Co. (Strike price $160, expiring 11/21/2025)	17,400	29,406
TOTAL PURCHASED OPTIONS (Cost $1,954,520)		1,092,797
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.05% (b) (c) (Cost $1,505,627)	1,505,627	1,505,627
TOTAL INVESTMENTS — 101.2% (Cost $67,253,780)		97,373,895
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,156,848)
NET ASSETS — 100.0%		$96,217,047

See accompanying notes to financial statements.
5

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2025

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended October 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2025.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
The Fund had the following Written Call Options contracts at October 31, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Applied Materials, Inc.	N/A	USD 260	11/21/2025	(69)	USD (1,794,000)	$ (20,459)	$(23,625)	$3,166
Alphabet, Inc.	N/A	USD 275	11/21/2025	(40)	USD (1,100,000)	(50,900)	(21,748)	(29,152)
Morgan Stanley	N/A	USD 170	11/21/2025	(66)	USD (1,122,000)	(12,474)	(10,855)	(1,619)
Micron Technology, Inc.	N/A	USD 220	11/21/2025	(150)	USD (3,300,000)	(245,625)	(123,906)	(121,719)
Vertiv Holdings Co.	N/A	USD 195	11/21/2025	(174)	USD (3,393,000)	(185,310)	(147,458)	(37,852)
JPMorgan Chase & Co.	N/A	USD 310	11/21/2025	(47)	USD (1,457,000)	(38,188)	(20,622)	(17,566)
Robinhood Markets, Inc.	N/A	USD 145	11/21/2025	(130)	USD (1,885,000)	(152,425)	(74,164)	(78,261)
iShares Bitcoin Trust ETF	N/A	USD 67	11/21/2025	(892)	USD (5,976,400)	(91,876)	(145,361)	53,485
Taiwan Semiconductor Manufacturing Co. Ltd.	N/A	USD 320	11/21/2025	(43)	USD (1,376,000)	(19,565)	(32,645)	13,080
Coinbase Global, Inc.	N/A	USD 370	11/21/2025	(37)	USD (1,369,000)	(41,162)	(55,602)	14,440
Blackrock, Inc.	N/A	USD 1,230	11/21/2025	(9)	USD (1,107,000)	(563)	(13,498)	12,935
Bitfarms Ltd.	N/A	USD 7	11/21/2025	(5,444)	USD (3,810,800)	(54,440)	(283,716)	229,276
Cipher Mining, Inc.	N/A	USD 23	11/21/2025	(1,395)	USD (3,208,500)	(209,250)	(288,014)	78,764
iShares Ethereum Trust ETF	N/A	USD 33	11/21/2025	(272)	USD (897,600)	(19,720)	(40,517)	20,797
Lam Research Corp.	N/A	USD 155	11/21/2025	(49)	USD (759,500)	(45,080)	(21,316)	(23,764)
Cleanspark, Inc.	N/A	USD 25	11/21/2025	(1,900)	USD (4,750,000)	(92,150)	(279,352)	187,202
Core Scientific, Inc.	N/A	USD 30	11/21/2025	(2,246)	USD (6,738,000)	(34,813)	(96,818)	62,005
Riot Platforms, Inc.	N/A	USD 30	11/21/2025	(3,209)	USD (9,627,000)	(81,829)	(162,812)	80,983
						$(1,395,829)	$(1,842,029)	$446,200

During the year ended October 31, 2025, the average notional value related to written option contracts was $1,050,949.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$77,189,068	$—	$—	$77,189,068
Mutual Funds and Exchange Traded Products	17,586,403	—	—	17,586,403
Put Options Purchased	1,092,797	—	—	1,092,797
Short-Term Investment	1,505,627	—	—	1,505,627
See accompanying notes to financial statements.
6

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2025

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$97,373,895	$—	$—	$97,373,895
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$756,133	$—	$—	$756,133
Call Options Written - Unrealized Depreciation	(309,933)	—	—	(309,933)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$446,200	$—	$—	$446,200

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/25	Value at 10/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	252,344	$252,344	$28,884,556	$27,631,273	$—	$—	1,505,627	$1,505,627	$34,215
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
ASSETS
Investments in unaffiliated issuers, at value	$2,609,799	$15,683,671	$95,868,268
Investments in affiliated issuers, at value	59,367	314,787	1,505,627
Total Investments	2,669,166	15,998,458	97,373,895
Foreign currency, at value	738	—	—
Net cash at broker	—	—	285,603
Cash	—	1,000	1,019
Dividends receivable — unaffiliated issuers	910	2,657	16,442
Dividends receivable — affiliated issuers	212	1,427	7,497
Receivable for foreign taxes recoverable	59	—	—
TOTAL ASSETS	2,671,085	16,003,542	97,684,456
LIABILITIES
Written options, at value	—	—	1,395,829
Advisory fee payable	1,458	8,466	71,503
Trustees’ fees and expenses payable	5	—	77
TOTAL LIABILITIES	1,463	8,466	1,467,409
NET ASSETS	$2,669,622	$15,995,076	$96,217,047
NET ASSETS CONSIST OF:
Paid-in capital	$2,114,319	$11,193,740	$76,245,209
Total distributable earnings (loss)	555,303	4,801,336	19,971,838
NET ASSETS	$2,669,622	$15,995,076	$96,217,047
NET ASSET VALUE PER SHARE
Net asset value per share	$44.49	$55.16	$46.48
Shares outstanding (unlimited amount authorized, $0.01 par value)	60,000	290,000	2,070,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,017,163	$10,968,757	$65,748,153
Investments in affiliated issuers	59,367	314,787	1,505,627
Total cost of investments	$2,076,530	$11,283,544	$67,253,780
Foreign currency, at cost	$719	$—	$—
Written options premium received	$—	$—	$1,842,029
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$22,967	$33,742	$971,784
Dividend income — affiliated issuers	1,525	8,261	34,215
Foreign taxes withheld	(290)	(900)	(8,818)
TOTAL INVESTMENT INCOME (LOSS)	24,202	41,103	997,181
EXPENSES
Advisory fee	22,393	62,651	825,464
Trustees’ fees and expenses	41	64	896
TOTAL EXPENSES	22,434	62,715	826,360
NET INVESTMENT INCOME (LOSS)	$1,768	$(21,612)	$170,821
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	249,572	204,209	10,451,166
In-kind redemptions — unaffiliated issuers	109,739	3,047,507	18,456,913
Foreign currency transactions	5	—	—
Purchased options	—	—	(2,020,888)
Written options	—	—	(5,686,438)
Net realized gain (loss)	359,316	3,251,716	21,200,753
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(357,350)	3,496,622	7,146,656
Foreign currency translations	21	—	—
Written options	—	—	75,767
Net change in unrealized appreciation/depreciation	(357,329)	3,496,622	7,222,423
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,987	6,748,338	28,423,176
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,755	$6,726,726	$28,593,997
See accompanying notes to financial statements.
9

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10

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Galaxy Transformative Tech Accelerators ETF		SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)
	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,768	$(238)	$(21,612)	$(1,261)
Net realized gain (loss)	359,316	192,916	3,251,716	144,777
Net change in unrealized appreciation/depreciation	(357,329)	949,986	3,496,622	1,218,292
Net increase (decrease) in net assets resulting from operations	3,755	1,142,664	6,726,726	1,361,808
Net equalization credits and charges	809	—	(4,252)	(55)
Distributions to shareholders	(193,989)	—	(144,765)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,118,131	5,000,000	10,335,462	5,274,115
Cost of shares redeemed	(6,401,886)	—	(7,561,759)	—
Net income equalization	(809)	—	4,252	55
Other capital	947	—	3,489	—
Net increase (decrease) in net assets from beneficial interest transactions	(3,283,617)	5,000,000	2,781,444	5,274,170
Net increase (decrease) in net assets during the period	(3,473,042)	6,142,664	9,359,153	6,635,923
Net assets at beginning of period	6,142,664	—	6,635,923	—
NET ASSETS AT END OF PERIOD	$2,669,622	$6,142,664	$15,995,076	$6,635,923
SHARES OF BENEFICIAL INTEREST:
Shares sold	90,000	200,000	260,000	210,000
Shares redeemed	(230,000)	—	(180,000)	—
Net increase (decrease) from share transactions	(140,000)	200,000	80,000	210,000

*	Commencement of operations.
See accompanying notes to financial statements.
11

SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24

$170,821	$229,362
21,200,753	434,028
7,222,423	23,343,892
28,593,997	24,007,282
287,850	—
(3,283,652)	—

35,960,646	100,000,000
(89,092,967)	—
(287,850)	—
31,741	—
(53,388,430)	100,000,000
(27,790,235)	124,007,282
124,007,282	—
$96,217,047	$124,007,282

950,000	4,000,000
(2,880,000)	—
(1,930,000)	4,000,000

*	Commencement of operations.
12

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Galaxy Transformative Tech Accelerators ETF
	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$30.71	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	(0.00)(b)
Net realized and unrealized gain (loss) (c)	14.71	5.71
Total from investment operations	14.73	5.71
Net equalization credits and charges (a)	0.01	—
Other capital (a)	0.01	—
Distributions to shareholders from:
Net investment income	(0.01)	—
Net realized gains	(0.96)	—
Total distributions	(0.97)	—
Net asset value, end of period	$44.49	$30.71
Total return (d)	49.91%	22.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,670	$6,143
Ratios to average net assets:
Total expenses	0.65%	0.65%(e)
Net investment income (loss)	0.05%	(0.03)%(e)
Portfolio turnover rate (f)	124%	28%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
13

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)
	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$31.60	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.08)	(0.01)
Net realized and unrealized gain (loss) (b)	24.21	6.61
Total from investment operations	24.13	6.60
Net equalization credits and charges (a)	(0.02)	(0.00)(c)
Other capital (a)	0.01	—
Distributions to shareholders from:
Net investment income	(0.05)	—
Net realized gains	(0.51)	—
Total distributions	(0.56)	—
Net asset value, end of period	$55.16	$31.60
Total return (d)	77.58%	26.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,995	$6,636
Ratios to average net assets:
Total expenses	0.65%	0.65%(e)
Net investment income (loss)	(0.22)%	(0.15)%(e)
Portfolio turnover rate (f)	130%	28%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
14

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
	Year Ended 10/31/25	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$31.00	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.06
Net realized and unrealized gain (loss) (b)	16.13	5.94
Total from investment operations	16.19	6.00
Net equalization credits and charges (a)	0.10	—
Other capital (a)	0.01	—
Distributions to shareholders from:
Net investment income	(0.30)	—
Net realized gains	(0.52)	—
Total distributions	(0.82)	—
Net asset value, end of period	$46.48	$31.00
Total return (c)	53.88%	23.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,217	$124,007
Ratios to average net assets:
Total expenses	0.89%	0.85%(d)
Net investment income (loss)	0.18%	1.41%(d)
Portfolio turnover rate (e)	141%	28%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
15

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of October 31, 2025, the Trust consists of thirty-seven (37) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”) and their respective wholly-owned subsidiary, if applicable. Each such wholly-owned subsidiary is an exempted limited company organized under the laws of the Cayman Islands (each, a "Subsidiary" and collectively the "Subsidiaries"):
Fund	Wholly-owned Subsidiary
SPDR Galaxy Transformative Tech Accelerators ETF	N/A
SPDR Galaxy Digital Asset Ecosystem ETF	State Street Digital Asset Ecosystem Cayman Ltd.
SPDR Galaxy Hedged Digital Asset Ecosystem ETF	State Street Hedged Digital Asset Ecosystem Cayman Ltd.
The Funds were formed on September 9, 2024 and commenced operations on September 10, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF consolidate their investments in the Subsidiaries. All material intercompany balances and transactions have been eliminated.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of
16

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of October 31, 2025, is disclosed in each Fund’s respective (Consolidated) Schedule of Investments.
17

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may
18

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
The following tables summarize the value of the Funds' derivative instruments as of October 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Purchased Options	$—	$—	$—	$1,092,797	$—	$1,092,797
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$1,395,829	$—	$1,395,829
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$(5,686,438)	$—	$(5,686,438)
Purchased Options	—	—	—	(2,020,888)	—	(2,020,888)

19

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$75,767	$—	$75,767
Purchased Options (a)	—	—	—	(920,456)	—	(920,456)
(a)	Statement of Operations location: Net change in unrealized appreciation/depreciation on Investments — unaffiliated issuers.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Galaxy Transformative Tech Accelerators ETF	0.65%
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	0.65
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	0.90*
*	The Advisory fees were reduced for the SPDR Galaxy Hedged Digital Asset Ecosystem ETF by the acquired fund fees and expenses for the year ended October, 31, 2025, the net annualized advisory fee was 0.87%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Galaxy Digital  Capital Management LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian,  Fund Accountant and Sub-Administrator
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended October 31, 2025, are disclosed in the (Consolidated) Schedules of Investments.
20

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended October 31, 2025 were as follows:
	Other Securities
	Purchases	Sales
SPDR Galaxy Transformative Tech Accelerators ETF	$4,785,650	$4,370,699
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	14,713,620	10,953,138
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	144,454,114	130,680,474
For the year ended October 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Galaxy Transformative Tech Accelerators ETF	$1,542,498	$5,471,319	$109,739
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	4,111,643	5,544,210	3,047,507
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	7,469,395	86,876,656	18,456,913
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sales, straddles, currency gains and
21

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

losses, in-kind transactions, passive foreign investment companies, and income and/or gains derived from the Cayman subsidiary.
SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF gain exposure to spot crypto assets and crypto asset futures by investing in their respective wholly-owned Subsidiary. Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF will include in its taxable income its share of its wholly-owned Subsidiary’s income and capital gains, to the extent of its earnings and profits. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
The tax character of distributions paid during the year ended October 31, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Galaxy Transformative Tech Accelerators ETF	$193,989	$—	$193,989
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	144,765	—	144,765
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	3,283,652	—	3,283,652
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Galaxy Transformative Tech Accelerators ETF	$7,715	$—	$—	$547,588	$555,303
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	152,350	—	—	4,648,986	4,801,336
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	—	—	—	19,971,838	19,971,838
As of October 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Galaxy Transformative Tech Accelerators ETF	$2,121,599	$616,413	$68,846	$547,567
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	11,349,472	4,907,591	258,605	4,648,986
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	76,006,228	22,136,202	2,164,364	19,971,838
10.    Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
22

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Equity Investing Risk
The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Digital Asset Ecosystem Companies Risk
Digital Asset Ecosystem Companies may use digital asset technologies or may provide products or services involved in the operation of the technology. The technology relating to digital assets, including blockchain and crypto assets, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. There is no assurance that widespread adoption of blockchain technology and crypto assets will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology or crypto assets, which could have an adverse impact on the Digital Asset Ecosystem and a fund. Because the stock prices of these companies and the prices of crypto assets can be highly correlated, the success of a fund’s strategy may be limited given that the operations of companies in the blockchain and crypto asset industries are expected to be significantly affected by the overall sentiment related to, and the use of and investment in, blockchain technology and crypto assets. Certain features of digital asset technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack. Restrictions imposed by governments on crypto asset-related activities may adversely impact blockchain companies and, in turn, a fund. Digital Asset Ecosystem companies may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights, which may also reduce confidence in the viability of a digital asset. Because digital asset platforms, including crypto asset trading platforms, may operate across many national boundaries and regulatory jurisdictions, it is possible that they may be subject to widespread and inconsistent regulation. A significant disruption of internet connectivity affecting large numbers of users could impede the functionality of these technologies and adversely affect Digital Asset Ecosystem companies. In addition, these companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Digital Asset Ecosystem companies are subject to more volatility than companies that do not rely as heavily on such technology. In addition, Digital Asset Ecosystem companies may be smaller, less-seasoned companies that may be more volatile than the overall market. These companies may engage in other lines of business unrelated to these activities and these lines of business could adversely affect their operating results. Digital Asset Ecosystem companies may also be impacted by the risks associated with crypto asset and crypto asset markets generally, as discussed in the Crypto Asset Risk discussion herein.
Transformative Tech Accelerator Companies Risk
Transformative Tech Accelerators are engaged in emerging industries and/or new technologies that may be unproven. Transformative Tech Accelerators are vulnerable to rapid changes in product cycles, and may have limited product lines, markets, financial resources or personnel.
Transformative Tech Accelerators typically face intense competition and potentially rapid product and service obsolescence. These companies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights. Transformative Tech Accelerators may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Additionally, these companies are subject to government regulations that may impact their profitability. Companies that rely heavily on technology tend to be more volatile than the overall market and are subject to additional risks specific to their industries. Transformative Tech Accelerators are also potential targets for cyber attacks, which may have a materially adverse impact on the performance of these companies.
Counterparty Risk
Each Fund will be subject to credit risk with respect to the counterparties with which a Fund enters into derivatives instruments, as well as other transactions. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If a Fund holds collateral posted by its counterparty, it may be delayed
23

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
24

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Galaxy Transformative Tech Accelerators ETF, SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF (two of the funds constituting SSGA Active Trust (the “Trust”)), including the consolidated schedules of investments, as of October 31, 2025, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for the year then ended and the period from September 10, 2024 (commencement of operations) through October 31, 2024 and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statement of assets and liabilities of SPDR Galaxy Transformative Tech Accelerators ETF (collectively, together with SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF, referred to as the “Funds”) (three of the funds constituting the Trust), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from September 10, 2024 (commencement of operations) through October 31, 2024 and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (three of the funds constituting SSGA Active Trust) at October 31, 2025, and the results, or the consolidated results, of their operations for the year then ended, the changes or the consolidated changes in their net assets and their financial highlights or their consolidated financial highlights for the year ended and the period from September 10, 2024 (commencement of operations) through October 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
December 22, 2025
25

SSGA ACTIVE TRUST
OTHER INFORMATION
October 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 31, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended October 31, 2025, is considered qualified dividend income and is eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended October 31, 2025:
Amount
SPDR Galaxy Transformative Tech Accelerators ETF	$99,526
26

Annual Financial Statements and Other Information
October 31, 2025
SSGA Active Trust
SPDR SSGA IG Public & Private Credit ETF
State Street Short Duration IG Public & Private Credit ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statements of Operations in the Financial Statements under Item 7 above

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 45.3%
AEROSPACE & DEFENSE — 2.4%
Boeing Co.:
2.95%, 2/1/2030	$200,000	$188,830
3.25%, 2/1/2035	200,000	174,158
6.30%, 5/1/2029	2,667,000	2,830,007
Howmet Aerospace, Inc. 4.85%, 10/15/2031	957,000	982,246
RTX Corp. 6.10%, 3/15/2034	390,000	428,419
		4,603,660
AGRICULTURE — 1.8%
BAT Capital Corp. 6.00%, 2/20/2034	315,000	335,944
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	817,000	847,164
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	1,650,000	1,726,478
Philip Morris International, Inc. 4.90%, 11/1/2034	560,000	562,223
		3,471,809
AUTO MANUFACTURERS — 0.2%
Daimler Truck Finance North America LLC 5.38%, 6/25/2034 (a)	200,000	203,668
General Motors Co.:
5.00%, 4/1/2035	115,000	112,876
5.40%, 10/15/2029	100,000	103,435
		419,979
AUTO PARTS & EQUIPMENT — 0.5%
Aptiv Swiss Holdings Ltd. 5.15%, 9/13/2034	1,006,000	1,012,167
BANKS — 5.1%
Banco Santander SA 6.92%, 8/8/2033	125,000	138,725
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	185,000	178,407
SOFR + 1.11%, 4.62%, 5/9/2029 (b)	100,000	101,133
SOFR + 1.31%, 5.51%, 1/24/2036 (b)	300,000	313,941
Barclays PLC:
SOFR + 0.96%, 5.09%, 2/25/2029 (b)	200,000	203,374
SOFR + 1.91%, 5.34%, 9/10/2035 (b)	239,000	242,095
Citizens Financial Group, Inc. 2.64%, 9/30/2032	260,000	222,404
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.08%, 5.21%, 1/28/2031 (b)	$285,000	$294,035
SOFR + 1.38%, 5.54%, 1/28/2036 (b)	287,000	298,948
HSBC Holdings PLC 3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	200,000	197,070
JPMorgan Chase & Co.:
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	100,000	101,050
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	500,000	524,155
8.75%, 9/1/2030	260,000	308,032
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	260,000	260,465
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b)	985,000	998,248
Morgan Stanley SOFR + 1.42%, 5.59%, 1/18/2036 (b)	500,000	523,740
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (b)	2,620,000	2,660,453
Santander Holdings USA, Inc. SOFR + 2.70%, 6.57%, 6/12/2029 (b)	260,000	271,648
U.S. Bancorp:
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	461,000	462,277
SOFR + 1.25%, 5.10%, 7/23/2030 (b)	410,000	421,210
SOFR + 1.41%, 5.42%, 2/12/2036 (b)	462,000	479,320
UBS AG 5.65%, 9/11/2028	200,000	208,674
Wells Fargo & Co. SOFR + 1.38%, 5.21%, 12/3/2035 (b)	600,000	614,070
		10,023,474
BEVERAGES — 0.8%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	976,000	952,605
5.00%, 6/15/2034	490,000	506,165
Diageo Capital PLC 3.88%, 5/18/2028	200,000	199,468
		1,658,238
BIOTECHNOLOGY — 0.7%
Amgen, Inc. 5.25%, 3/2/2033	463,000	479,381
Gilead Sciences, Inc. 5.10%, 6/15/2035	793,000	815,624
		1,295,005

See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
CHEMICALS — 0.0% *
Eastman Chemical Co. 5.63%, 2/20/2034	$50,000	$51,551
COMMERCIAL SERVICES — 0.4%
Verisk Analytics, Inc. 5.25%, 6/5/2034	752,000	773,229
CONSTRUCTION MATERIALS — 0.4%
Carlisle Cos., Inc.:
5.25%, 9/15/2035	40,000	40,700
5.55%, 9/15/2040	115,000	116,658
Carrier Global Corp. 5.90%, 3/15/2034	435,000	468,230
Owens Corning 3.95%, 8/15/2029	144,000	142,376
		767,964
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033	177,000	188,579
DIVERSIFIED FINANCIAL SERVICES — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	484,000	500,490
Ally Financial, Inc. SOFR + 1.73%, 5.54%, 1/17/2031 (b)	300,000	305,199
Blackrock, Inc. 4.75%, 5/25/2033	155,000	158,133
Charles Schwab Corp.:
4.00%, 2/1/2029	636,000	637,126
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	440,000	456,460
		2,057,408
ELECTRIC — 2.7%
American Electric Power Co., Inc. 5.63%, 3/1/2033	476,000	500,985
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	171,000	164,331
Duke Energy Corp. 2.45%, 6/1/2030	532,000	491,291
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	250,000	260,067
Duke Energy Progress LLC 3.70%, 9/1/2028	100,000	99,370
Exelon Corp. 4.05%, 4/15/2030	495,000	490,481
FirstEnergy Transmission LLC 4.55%, 1/15/2030	330,000	332,049
Georgia Power Co.:
4.55%, 3/15/2030	520,000	529,199
4.70%, 5/15/2032	253,000	256,631
Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.05%, 9/15/2028	$166,000	$170,152
NRG Energy, Inc.:
4.73%, 10/15/2030 (a)	375,000	374,111
5.41%, 10/15/2035 (a)	380,000	379,331
Ohio Power Co. 5.65%, 6/1/2034	260,000	271,591
Pacific Gas & Electric Co.:
4.20%, 3/1/2029	200,000	197,998
5.55%, 5/15/2029	705,000	725,826
		5,243,413
ELECTRONICS — 0.4%
Honeywell International, Inc. 5.00%, 3/1/2035	692,000	705,425
FOOD — 0.8%
Campbell's Co. 5.40%, 3/21/2034	704,000	721,656
J.M. Smucker Co.:
2.13%, 3/15/2032	525,000	452,251
4.25%, 3/15/2035	377,000	356,276
		1,530,183
HEALTH CARE PRODUCTS — 0.2%
GE HealthCare Technologies, Inc. 5.91%, 11/22/2032	289,000	310,825
HEALTH CARE SERVICES — 1.1%
Elevance Health, Inc. 5.50%, 10/15/2032	200,000	210,172
HCA, Inc.:
3.13%, 3/15/2027	525,000	518,122
5.50%, 3/1/2032	966,000	1,008,291
5.75%, 3/1/2035	75,000	78,666
UnitedHealth Group, Inc.:
4.80%, 1/15/2030	200,000	204,598
5.30%, 6/15/2035	150,000	155,288
		2,175,137
HOUSEHOLD PRODUCTS — 0.2%
Haleon U.S. Capital LLC 3.63%, 3/24/2032	450,000	426,029
HOUSEHOLD PRODUCTS & WARES — 0.7%
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	250,000	221,905
5.60%, 11/15/2032	1,007,000	1,070,078
		1,291,983
INSURANCE — 1.2%
Arthur J Gallagher & Co. 5.00%, 2/15/2032	752,000	766,363
Athene Global Funding 5.58%, 1/9/2029 (a)	110,000	113,178
Athene Holding Ltd. 6.65%, 2/1/2033	301,000	326,666

See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
Corebridge Financial, Inc. 3.90%, 4/5/2032	$947,000	$900,645
Lincoln National Corp. 5.85%, 3/15/2034	175,000	183,545
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	155,000	157,635
		2,448,032
INTERNET — 0.3%
Expedia Group, Inc. 2.95%, 3/15/2031	320,000	297,395
Meta Platforms, Inc.:
4.20%, 11/15/2030	125,000	124,852
4.60%, 11/15/2032	130,000	130,597
		552,844
INVESTMENT COMPANY SECURITIES — 0.6%
ARES Capital Corp.:
2.88%, 6/15/2028	160,000	152,339
5.88%, 3/1/2029	782,000	800,674
Blackstone Private Credit Fund 6.00%, 1/29/2032	315,000	321,978
		1,274,991
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	1,375,000	1,474,330
IT SERVICES — 1.8%
Apple, Inc. 4.75%, 5/12/2035	100,000	102,288
CGI, Inc. 4.95%, 3/14/2030 (a)	237,000	240,498
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	260,000	261,638
Leidos, Inc. 5.40%, 3/15/2032	935,000	970,006
NetApp, Inc. 5.50%, 3/17/2032	1,925,000	2,004,137
		3,578,567
LEISURE TIME — 0.1%
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	190,000	191,245
LODGING — 0.5%
Sands China Ltd. 5.40%, 8/8/2028	960,000	979,834
MACHINERY-DIVERSIFIED — 0.1%
Ingersoll Rand, Inc. 5.45%, 6/15/2034	106,000	110,351
MEDIA — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.65%, 2/1/2034	550,000	581,350
Security Description	Principal Amount	Value
MINING — 0.3%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	$654,000	$682,285
OIL & GAS — 1.5%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	1,352,000	1,399,050
Diamondback Energy, Inc. 5.40%, 4/18/2034	703,000	717,468
Ovintiv, Inc. 6.25%, 7/15/2033	727,000	761,961
		2,878,479
PHARMACEUTICALS — 2.1%
AbbVie, Inc.:
4.30%, 5/14/2036	145,000	139,139
4.95%, 3/15/2031	1,420,000	1,468,010
Becton Dickinson & Co. 1.96%, 2/11/2031	260,000	229,840
CVS Health Corp.:
3.75%, 4/1/2030	261,000	253,755
4.88%, 7/20/2035	179,000	175,483
5.55%, 6/1/2031	260,000	272,514
Eli Lilly & Co.:
4.15%, 8/14/2027	260,000	261,648
4.90%, 2/12/2032	367,000	378,957
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	785,000	794,491
Pfizer, Inc. 4.00%, 12/15/2036	84,000	78,469
		4,052,306
PIPELINES — 1.1%
Energy Transfer LP:
3.75%, 5/15/2030	330,000	320,407
4.95%, 6/15/2028	160,000	162,442
Enterprise Products Operating LLC:
4.85%, 1/31/2034	367,000	371,745
5.35%, 1/31/2033	158,000	165,350
ONEOK, Inc.:
3.25%, 6/1/2030	250,000	236,967
5.05%, 11/1/2034	590,000	581,504
Williams Cos., Inc.:
4.80%, 11/15/2029	93,000	94,610
5.60%, 3/15/2035	270,000	280,260
		2,213,285
PRIVATE CREDIT SECURITIES — 7.8%
AGL Energy Ltd. 7.91%, 12/8/2035 (c)	2,000,000	2,272,400
AP Chia Issuer LLC 7.25%, 5/23/2050 (c)	2,889,752	2,933,098
AP Fides Holdings I 6.00%, 11/30/2048 (c)	1,196,635	1,439,855
AP Grange Holdings LLC 6.50%, 3/20/2045 (a)	2,662,741	2,675,000

See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
AP Hermes Holdings I LLC 6.25%, 7/25/2048 (c)	$1,090,495	$1,285,396
AP Oryx Holdings LLC 6.10%, 9/8/2043 (c)	485,790	492,008
HPS Corp. 8.80%, 9/14/2028 (b) (c)	500,000	535,000
North Haven Private Income Fund LLC 8.92%, 3/1/2027 (c)	1,750,000	1,802,500
VB DPR Finance Co. 6.84%, 3/15/2035 (b) (c)	1,750,000	1,785,000
		15,220,257
REAL ESTATE INVESTMENT TRUSTS — 0.6%
COPT Defense Properties LP 2.75%, 4/15/2031	321,000	291,487
Digital Realty Trust LP 3.60%, 7/1/2029	321,000	313,444
Essex Portfolio LP 3.00%, 1/15/2030	327,000	309,724
UDR, Inc. Series MTN, 3.20%, 1/15/2030	324,000	310,185
		1,224,840
RETAIL — 0.9%
AutoNation, Inc.:
3.80%, 11/15/2027	339,000	335,810
3.85%, 3/1/2032	211,000	196,933
5.89%, 3/15/2035	255,000	263,267
AutoZone, Inc. 6.55%, 11/1/2033	96,000	107,057
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	215,000	197,389
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	720,000	724,961
		1,825,417
SEMICONDUCTORS — 1.0%
Intel Corp.:
1.60%, 8/12/2028	100,000	93,358
4.15%, 8/5/2032	295,000	284,687
Marvell Technology, Inc. 5.95%, 9/15/2033	569,000	608,312
Micron Technology, Inc. 5.88%, 9/15/2033	900,000	957,087
		1,943,444
SOFTWARE — 3.9%
Fiserv, Inc. 3.20%, 7/1/2026	2,000,000	1,983,180
MSCI, Inc.:
4.00%, 11/15/2029 (a)	1,281,000	1,249,321
5.25%, 9/1/2035	363,000	364,158
ROBLOX Corp. 3.88%, 5/1/2030 (a)	1,000,000	957,060
Synopsys, Inc.:
4.85%, 4/1/2030	1,078,000	1,097,016
Security Description	Principal Amount	Value
5.15%, 4/1/2035	$1,693,000	$1,719,377
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	242,000	233,143
Workday, Inc. 3.80%, 4/1/2032	116,000	110,857
		7,714,112
TELECOMMUNICATIONS — 0.7%
AT&T, Inc.:
2.55%, 12/1/2033	593,000	503,682
5.38%, 8/15/2035	225,000	230,591
Deutsche Telekom International Finance BV 4.75%, 6/21/2038 (a)	418,000	403,090
T-Mobile USA, Inc. 4.70%, 1/15/2035	150,000	147,167
		1,284,530
TRANSPORTATION — 0.1%
Norfolk Southern Corp. 3.80%, 8/1/2028	200,000	199,012
TOTAL CORPORATE BONDS & NOTES (Cost $87,384,251)		88,435,569
ASSET-BACKED SECURITIES — 7.8%
HOME EQUITY ABS — 3.1%
RCKT Mortgage Trust:
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (b)	750,000	751,513
Series 2025-CES1, Class M1, 6.31%, 1/25/2045 (a) (b)	2,000,000	1,991,071
Series 2024-CES2, Class M2, 6.77%, 4/25/2044 (a) (b)	1,750,000	1,761,252
Series 2024-CES3, Class M2, 7.01%, 5/25/2044 (a) (b)	1,100,000	1,114,644
Series 2023-CES3, Class A2, 7.61%, 11/25/2043 (a) (b)	500,000	508,050
		6,126,530
OTHER ABS — 4.1%
Antares CLO Ltd. Series 2018-3A, Class DR, 3 mo. USD Term SOFR + 3.85%, 7.73%, 7/20/2036 (a) (b)	500,000	502,450
Golub Capital Partners CLO 38M Ltd. Series 2018-38A, Class DR, 3 mo. USD Term SOFR + 4.20%, 8.06%, 7/28/2036 (a) (b)	1,000,000	1,004,900
PK ALIFT Loan Funding 3 LP Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	1,412,710	1,465,977

See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
PK Alift Loan Funding 7 LP:
Series 2025-2, Class B, 5.03%, 3/15/2043 (a)	$625,000	$625,445
Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	1,625,000	1,626,248
Series 2025-2, Class D, 6.01%, 3/15/2043 (a)	750,000	751,143
Rad CLO 25 Ltd. Series 2024-25A, Class D1, 3 mo. USD Term SOFR + 3.15%, 7.03%, 7/20/2037 (a) (b)	1,000,000	996,700
RR 12 Ltd. Series 2020-12A, Class CR3, 3 mo. USD Term SOFR + 3.00%, 6.90%, 1/15/2036 (a) (b)	1,000,000	987,900
SunStrong Issuer LLC Series 2025-A, Class A, 6.19%, 6/21/2055 (a)	109,912	114,977
		8,075,740
STUDENT LOAN ABS — 0.6%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	1,095,000	1,116,921
TOTAL ASSET-BACKED SECURITIES (Cost $15,294,563)		15,319,191
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051	2,237,638	1,828,328
2.50%, 5/1/2051	5,520,599	4,691,871
3.50%, 7/1/2052	9,400,872	8,667,600
5.00%, 5/1/2055	7,888,969	7,851,332
5.00%, 7/1/2055	2,944,765	2,941,039
Federal National Mortgage Association:
2.50%, 12/1/2051	2,927,324	2,487,547
3.00%, 3/1/2052	8,692,880	7,734,828
5.00%, 10/1/2055	6,175,150	6,145,689
5.50%, 2/1/2055	2,808,960	2,839,768
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,609,411)		45,188,002
U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bonds:
4.63%, 2/15/2055	1,932,000	1,917,812
4.75%, 8/15/2055	6,769,000	6,861,016
U.S. Treasury Notes:
3.88%, 6/30/2030	13,900,000	14,006,422
Security Description	Principal Amount	Value
4.63%, 2/15/2035	$1,638,000	$1,708,895
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,387,960)		24,494,145
MORTGAGE-BACKED SECURITIES — 8.3%
A&D Mortgage Trust Series 2025-NQM4, Class A1, CMO, 5.23%, 10/25/2070 (a) (d)	3,487,325	3,489,473
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class B, 1 mo. USD Term SOFR + 2.29%, 6.32%, 1/20/2043 (a) (b)	1,000,000	1,008,624
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 6.39%, 10/15/2042 (a) (b)	1,000,000	998,268
MF1 LLC Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 7.32%, 3/19/2039 (a) (b)	1,000,000	999,999
MF1 Trust:
Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.97%, 8/18/2041 (a) (b)	1,000,000	998,745
Series 2024-FL16, Class C, 1 mo. USD Term SOFR + 2.54%, 6.57%, 11/18/2039 (a) (b)	1,000,000	1,004,736
MFA Trust Series 2025-NQM1, Class M1, CMO, 6.29%, 3/25/2070 (a) (b)	500,000	506,539
NYMT Loan Trust Series 2025-CP1, Class A2, CMO, 3.75%, 11/25/2069 (a) (b)	350,000	324,379
OBX Trust Series 2025-NQM5, Class A1, CMO, 5.52%, 3/25/2065 (a) (d)	4,000,689	4,031,098
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 7.07%, 9/17/2039 (a) (b)	487,812	486,379
Verus Securitization Trust:
Series 2024-1, Class M1, 6.67%, 1/25/2069 (a) (b)	700,000	704,537
Series 2023-2, Class M1, CMO, 7.44%, 3/25/2068 (a) (b)	1,750,000	1,751,208
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,293,668)		16,303,985

See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 1.0%
Bank:
Series 2020-BN25, Class AS, 2.84%, 1/15/2063	$1,000,000	$908,211
Series 2022-BNK41, Class A4, VRN, 3.79%, 4/15/2065 (b)	1,000,000	954,415
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,839,258)		1,862,626
	Shares
SHORT-TERM INVESTMENT — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (e) (f) (Cost $5,462,366)	5,462,366	5,462,366
TOTAL INVESTMENTS — 100.8% (Cost $195,271,477)		197,065,884
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,640,696)
NET ASSETS — 100.0%		$195,425,188
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.2% of net assets as of October 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of October 31, 2025, total aggregate fair value of the securities is $12,545,257, representing 6.40% of the Fund's net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of October 31, 2025. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at October 31, 2025.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At October 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	EUR2,545,197	USD2,978,899	12/08/2025	$35,602
EUR	Euro

During the period ended October 31, 2025, the average notional value related to forward foreign currency exchange contracts was $2,096,218.
See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

At October 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	386	12/31/2025	$42,208,969	$42,155,422	$(53,547)
Ultra U.S. Treasury Bond Futures (long)	15	12/19/2025	1,761,199	1,819,219	58,020
					$4,473

During the period ended October 31, 2025, the average notional value related to futures contracts was $21,286,004.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$75,890,312	$12,545,257	$88,435,569
Asset-Backed Securities	—	15,319,191	—	15,319,191
U.S. Government Agency Obligations	—	45,188,002	—	45,188,002
U.S. Treasury Obligations	—	24,494,145	—	24,494,145
Mortgage-Backed Securities	—	16,303,985	—	16,303,985
Commercial Mortgage Backed Securities	—	1,862,626	—	1,862,626
Short-Term Investment	5,462,366	—	—	5,462,366
TOTAL INVESTMENTS	$5,462,366	$179,058,261	$12,545,257	$197,065,884
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$35,602	$—	$35,602
Futures Contracts - Unrealized Appreciation	58,020	—	—	58,020
Futures Contracts - Unrealized Depreciation	(53,547)	—	—	(53,547)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,473	$35,602	$—	$40,075

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended October 31, 2025.
	Beginning Value at February 27, 2025*	Transfers into Level 3**	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at October 31, 2025
Corporate Bonds & Notes	$—	$—	$13,315,301	$1,007,614	$(7,095)	$244,665	$—	$12,545,257
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025***	$244,665

*	Commencement of operations.
**	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
***	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

See accompanying notes to financial statements.

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of October 31, 2025.
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$9,497,528	Transaction Approach	Recent Transactions	99.50%–107.00%; (102.57%)	Increase
Corporate Bonds & Notes	$3,047,729	Discounted Cash Flow	Discount Rate (Mid)	5.24%–6.84%; (6.04%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

Affiliate Table
	Number of Shares Held at 2/27/25*	Value at 2/27/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/25	Value at 10/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$51,306,091	$51,306,091	$—	$—	—	$—	$63,553
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	20,914,020	15,451,654	—	—	5,462,366	5,462,366	46,612
Total		$—	$72,220,111	$66,757,745	$—	$—		$5,462,366	$110,165
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 36.4%
AEROSPACE & DEFENSE — 0.4%
Boeing Co. 2.70%, 2/1/2027	$100,000	$98,143
AGRICULTURE — 0.6%
BAT Capital Corp. 2.26%, 3/25/2028	150,000	143,457
AUTO MANUFACTURERS — 0.8%
General Motors Financial Co., Inc. 4.35%, 1/17/2027	200,000	200,182
BANKS — 3.4%
Bank of America Corp. Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (a)	100,000	101,341
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a)	75,000	74,462
JPMorgan Chase & Co. SOFR + 1.89%, 2.18%, 6/1/2028 (a)	125,000	121,352
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (a)	100,000	101,085
Morgan Stanley Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (a)	100,000	99,101
PNC Financial Services Group, Inc. SOFR + 1.34%, 5.30%, 1/21/2028 (a)	100,000	101,306
U.S. Bancorp Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a)	150,000	146,464
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (a)	125,000	124,224
		869,335
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 3.20%, 11/2/2027	75,000	73,805
CHEMICALS — 0.2%
Ecolab, Inc. 1.65%, 2/1/2027	50,000	48,627
COMPUTERS — 0.6%
Apple, Inc. 1.20%, 2/8/2028	50,000	47,269
NetApp, Inc. 2.38%, 6/22/2027	100,000	97,255
		144,524
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.7%
Carrier Global Corp. 2.49%, 2/15/2027	$75,000	$73,504
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	100,000	99,127
		172,631
COSMETICS/PERSONAL CARE — 0.4%
Kenvue, Inc. 5.35%, 3/22/2026	100,000	100,329
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Aircastle Ltd. 2.85%, 1/26/2028 (b)	100,000	96,556
Avolon Holdings Funding Ltd. 2.75%, 2/21/2028 (b)	100,000	96,126
Charles Schwab Corp. 3.20%, 1/25/2028	70,000	68,811
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	70,000	71,951
		333,444
ELECTRIC — 2.7%
AEP Transmission Co. LLC 3.10%, 12/1/2026	100,000	98,972
Dominion Energy, Inc. Series B, 3.60%, 3/15/2027	75,000	74,477
DTE Energy Co. 4.95%, 7/1/2027	100,000	101,222
Duke Energy Corp. 4.85%, 1/5/2027	75,000	75,669
Entergy Louisiana LLC 3.12%, 9/1/2027	100,000	98,521
Georgia Power Co. 3.25%, 3/30/2027	75,000	74,283
Pacific Gas & Electric Co. 2.10%, 8/1/2027	75,000	72,109
Southern California Edison Co. 5.85%, 11/1/2027	75,000	76,909
		672,162
FOOD — 0.8%
Campbell's Co. 5.20%, 3/19/2027	50,000	50,694
Conagra Brands, Inc. 1.38%, 11/1/2027	50,000	47,213
Mars, Inc. 4.45%, 3/1/2027 (b)	100,000	100,660
		198,567
HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories 3.75%, 11/30/2026	70,000	69,952
Thermo Fisher Scientific, Inc. 4.80%, 11/21/2027	70,000	71,141
		141,093

See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.2%
UnitedHealth Group, Inc. 5.25%, 2/15/2028	$50,000	$51,325
HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	100,000	98,603
INSURANCE — 0.6%
Arthur J Gallagher & Co. 4.60%, 12/15/2027	100,000	100,952
Progressive Corp. 2.50%, 3/15/2027	50,000	49,046
		149,998
INTERNET — 0.7%
Expedia Group, Inc. 4.63%, 8/1/2027	100,000	100,622
Meta Platforms, Inc. 3.50%, 8/15/2027	75,000	74,577
		175,199
IRON/STEEL — 0.4%
ArcelorMittal SA 6.55%, 11/29/2027	100,000	104,008
IT SERVICES — 0.4%
International Business Machines Corp. 4.65%, 2/10/2028	100,000	101,411
LODGING — 1.0%
Sands China Ltd. 2.30%, 3/8/2027	250,000	242,890
MACHINERY-DIVERSIFIED — 0.5%
CNH Industrial Capital LLC 4.50%, 10/8/2027	50,000	50,329
Ingersoll Rand, Inc. 5.20%, 6/15/2027	75,000	76,150
		126,479
MEDIA — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 3/15/2028	75,000	74,587
MINING — 0.4%
Glencore Funding LLC 3.88%, 10/27/2027 (b)	100,000	99,380
OIL & GAS — 1.8%
BP Capital Markets America, Inc. 5.02%, 11/17/2027	150,000	152,911
Continental Resources, Inc. 4.38%, 1/15/2028	75,000	74,628
Diamondback Energy, Inc. 5.20%, 4/18/2027	75,000	76,015
Occidental Petroleum Corp. 8.50%, 7/15/2027	75,000	78,721
Security Description	Principal Amount	Value
Phillips 66 Co. 4.95%, 12/1/2027	$75,000	$76,186
		458,461
PACKAGING & CONTAINERS — 0.3%
Berry Global, Inc. 1.65%, 1/15/2027	75,000	72,626
PHARMACEUTICALS — 0.9%
Bristol-Myers Squibb Co. 3.20%, 6/15/2026	75,000	74,612
CVS Health Corp. 3.63%, 4/1/2027	70,000	69,418
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	75,000	75,100
		219,130
PIPELINES — 1.6%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	50,000	50,514
Enbridge, Inc. 3.70%, 7/15/2027	50,000	49,609
Energy Transfer LP 6.05%, 12/1/2026	75,000	76,273
ONEOK, Inc. 4.00%, 7/13/2027	75,000	74,741
Targa Resources Corp. 5.20%, 7/1/2027	75,000	76,163
Williams Cos., Inc. 3.75%, 6/15/2027	75,000	74,551
		401,851
PRIVATE CREDIT SECURITIES — 7.8%
AP Chia Issuer LLC 7.25%, 5/23/2050 (c)	240,812	244,425
AP Fides Holdings I 6.00%, 11/30/2048 (c)	249,299	299,970
AP Grange Holdings LLC 6.50%, 3/20/2045 (b)	372,784	374,500
AP Hermes Holdings I LLC 6.25%, 7/25/2048 (c)	223,056	262,922
HPS Corp. 8.67%, 9/14/2027 (c)	250,000	261,500
North Haven Private Income Fund LLC 8.92%, 3/1/2027 (c)	250,000	257,500
VB DPR Finance Co. 6.84%, 3/15/2035 (a) (c)	250,000	255,000
		1,955,817
REAL ESTATE INVESTMENT TRUSTS — 1.0%
American Homes 4 Rent LP 4.25%, 2/15/2028	70,000	70,091
American Tower Corp. 3.13%, 1/15/2027	50,000	49,388
Essex Portfolio LP 3.63%, 5/1/2027	70,000	69,502

See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
Extra Space Storage LP 3.88%, 12/15/2027	$70,000	$69,491
		258,472
RETAIL — 0.4%
AutoNation, Inc. 3.80%, 11/15/2027	50,000	49,530
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	50,000	49,560
		99,090
SEMICONDUCTORS — 1.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	100,000	101,023
Marvell Technology, Inc. 2.45%, 4/15/2028	100,000	95,942
SK Hynix, Inc. 5.50%, 1/16/2027 (b)	200,000	202,832
		399,797
SOFTWARE — 2.8%
Fiserv, Inc. 3.20%, 7/1/2026	500,000	495,795
Synopsys, Inc. 4.65%, 4/1/2028	100,000	101,088
Workday, Inc. 3.50%, 4/1/2027	100,000	99,156
		696,039
TELECOMMUNICATIONS — 0.6%
AT&T, Inc. 4.25%, 3/1/2027	100,000	100,087
T-Mobile USA, Inc. 3.75%, 4/15/2027	50,000	49,710
		149,797
TOTAL CORPORATE BONDS & NOTES (Cost $9,135,648)		9,131,259
ASSET-BACKED SECURITIES — 13.8%
AUTOMOBILE — 4.9%
GM Financial Consumer Automobile Receivables Trust Series 2024-4, Class A3, 4.40%, 8/16/2029	600,000	603,286
Toyota Auto Receivables Owner Trust Series 2024-A, Class A3, 4.83%, 10/16/2028	612,466	615,931
		1,219,217
HOME EQUITY ABS — 2.0%
RCKT Mortgage Trust:
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (b)	250,000	250,504
Security Description	Principal Amount	Value
Series 2024-CES2, Class M2, 6.77%, 4/25/2044 (a) (b)	$250,000	$251,608
		502,112
OTHER ABS — 5.9%
PK ALIFT Loan Funding 3 LP:
Series 2024-1, Class C, 6.55%, 9/15/2039 (b)	247,224	255,591
Series 2024-1, Class D, 7.49%, 9/15/2039 (b)	706,355	732,988
Rad CLO 25 Ltd. Series 2024-25A, Class D1, 3 mo. USD Term SOFR + 3.15%, 7.03%, 7/20/2037 (a) (b)	250,000	249,175
RR 12 Ltd. Series 2020-12A, Class CR3, 3 mo. USD Term SOFR + 3.00%, 6.90%, 1/15/2036 (a) (b)	250,000	246,975
		1,484,729
STUDENT LOAN ABS — 1.0%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (b)	250,000	255,005
TOTAL ASSET-BACKED SECURITIES (Cost $3,466,515)		3,461,063
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal National Mortgage Association:
5.00%, 1/1/2040	626,763	633,213
5.00%, 9/1/2040	486,470	491,484
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,128,453)		1,124,697
U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Notes:
3.63%, 8/15/2028	4,000,000	4,003,125
3.75%, 12/31/2028	4,000,000	4,015,937
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,038,453)		8,019,062
MORTGAGE-BACKED SECURITIES — 7.7%
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 6.39%, 10/15/2042 (a) (b)	250,000	249,567
MF1 Trust Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.97%, 8/18/2041 (a) (b)	500,000	499,372

See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Security Description	Principal Amount	Value
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1, CMO, VRN, 5.96%, 3/25/2070 (a) (b)	$933,340	$945,828
Verus Securitization Trust Series 2023-2, Class M1, CMO, 7.44%, 3/25/2068 (a) (b)	250,000	250,173
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,948,142)		1,944,940
	Shares
SHORT-TERM INVESTMENT — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d) (e) (Cost $1,161,951)	1,161,951	1,161,951
TOTAL INVESTMENTS — 99.0% (Cost $24,879,162)		24,842,972
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		249,454
NET ASSETS — 100.0%		$25,092,426
(a)	Variable Rate Security - Interest rate shown is rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.6% of net assets as of October 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of October 31, 2025, total aggregate fair value of the securities is $1,581,317, representing 6.30% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at October 31, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At October 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	EUR502,000	USD597,199	12/08/2025	$16,680
EUR	Euro

During the period ended October 31, 2025, the average notional value related to forward foreign currency exchange contracts was $502,000.
See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

At October 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(4)	12/31/2025	$(835,060)	$(832,969)	$2,091

During the period ended October 31, 2025, the average notional value related to futures contracts was $833,281.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,549,942	$1,581,317	$9,131,259
Asset-Backed Securities	—	3,461,063	—	3,461,063
U.S. Government Agency Obligations	—	1,124,697	—	1,124,697
U.S. Treasury Obligations	—	8,019,062	—	8,019,062
Mortgage-Backed Securities	—	1,944,940	—	1,944,940
Short-Term Investment	1,161,951	—	—	1,161,951
TOTAL INVESTMENTS	$1,161,951	$22,099,704	$1,581,317	$24,842,972
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$16,680	$—	$16,680
Futures Contracts - Unrealized Appreciation	2,091	—	—	2,091
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,091	$16,680	$—	$18,771

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended October 31, 2025.
	Beginning Value at September 10, 2025*	Transfers into Level 3**	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at October 31, 2025
Corporate Bonds & Notes	$—	$—	$1,596,831	$5,868	$(1,437)	$(8,209)	$—	$1,581,317
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025***	$(8,209)

*	Commencement of operations.
**	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
***	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.

See accompanying notes to financial statements.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2025

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of October 31, 2025.
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$1,453,959	Transaction Approach	Recent Transactions	101.50%–104.60%; (102.91%)	Increase
Corporate Bonds & Notes	$127,358	Discounted Cash Flow	Discount Rate (Mid)	5.24%–6.84%; (5.81%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

Affiliate Table
	Number of Shares Held at 9/10/2025*	Value at 9/10/2025*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/25	Value at 10/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	$3,639,619	$2,477,668	$—	$—	1,161,951	$1,161,951	$7,524
*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	SPDR SSGA IG Public & Private Credit ETF	State Street Short Duration IG Public & Private Credit ETF
ASSETS
Investments in unaffiliated issuers, at value	$191,603,518	$23,681,021
Investments in affiliated issuers, at value	5,462,366	1,161,951
Total Investments	197,065,884	24,842,972
Foreign currency, at value	191	336
Net cash at broker	565,300	3,193
Receivable from broker — accumulated variation margin on futures contracts	4,774	2,094
Receivable for fund shares sold	6,386,899	—
Unrealized appreciation on forward foreign currency exchange contracts	35,602	16,680
Dividends receivable — affiliated issuers	12,641	3,570
Interest receivable — unaffiliated issuers	1,827,126	236,179
TOTAL ASSETS	205,898,417	25,105,024
LIABILITIES
Payable for investments purchased	10,384,658	—
Advisory fee payable	87,132	12,568
Trustees’ fees and expenses payable	1,439	30
TOTAL LIABILITIES	10,473,229	12,598
NET ASSETS	$195,425,188	$25,092,426
NET ASSETS CONSIST OF:
Paid-in capital	$193,265,309	$25,032,500
Total distributable earnings (loss)	2,159,879	59,926
NET ASSETS	$195,425,188	$25,092,426
NET ASSET VALUE PER SHARE
Net asset value per share	$25.55	$25.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,650,000	1,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$189,809,111	$23,717,211
Investments in affiliated issuers	5,462,366	1,161,951
Total cost of investments	$195,271,477	$24,879,162
Foreign currency, at cost	$194	$343
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS

	SPDR SSGA IG Public & Private Credit ETF	State Street Short Duration IG Public & Private Credit ETF
	For the Period 2/27/25*- 10/31/25	For the Period 9/10/25*- 10/31/25
INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,222,061	$152,119
Dividend income — affiliated issuers	110,165	7,524
TOTAL INVESTMENT INCOME (LOSS)	3,332,226	159,643
EXPENSES
Advisory fee	451,739	21,068
Trustees’ fees and expenses	1,743	35
TOTAL EXPENSES	453,482	21,103
NET INVESTMENT INCOME (LOSS)	$2,878,744	$138,540
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	215,159	588
In-kind redemptions — unaffiliated issuers	197,589	—
Forward foreign currency exchange contracts	72,921	—
Foreign currency transactions	(158,765)	(5,484)
Futures contracts	19,666	1,188
Net realized gain (loss)	346,570	(3,708)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,794,407	(36,190)
Forward foreign currency exchange contracts	35,602	16,680
Foreign currency translations	(535)	(320)
Futures contracts	4,473	2,091
Net change in unrealized appreciation/depreciation	1,833,947	(17,739)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,180,517	(21,447)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,059,261	$117,093

*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
Statements of Changes in Net Assets

	SPDR SSGA IG Public & Private Credit ETF	State Street Short Duration IG Public & Private Credit ETF
	For the Period 2/27/25*- 10/31/25	For the Period 9/10/25*- 10/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,878,744	$138,540
Net realized gain (loss)	346,570	(3,708)
Net change in unrealized appreciation/depreciation	1,833,947	(17,739)
Net increase (decrease) in net assets resulting from operations	5,059,261	117,093
Net equalization credits and charges	82,485	—
Distributions to shareholders	(2,529,494)	(57,167)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	242,825,793	25,000,000
Cost of shares redeemed	(50,215,721)	—
Net income equalization	(82,485)	—
Other capital	230,178	32,500
Net increase (decrease) in net assets from beneficial interest transactions	192,757,765	25,032,500
Contribution from affiliate (Note 5)	55,171	—
Net increase (decrease) in net assets during the period	195,425,188	25,092,426
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$195,425,188	$25,092,426
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,650,000	1,000,000
Shares redeemed	(2,000,000)	—
Net increase (decrease) from share transactions	7,650,000	1,000,000

*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA IG Public & Private Credit ETF
For the Period 2/27/25*- 10/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76
Net realized and unrealized gain (loss) (b)	0.36
Total from investment operations	1.12
Net equalization credits and charges (a)	0.02
Contribution from affiliate (Note 5)	0.01
Other capital (a)	0.07
Distributions to shareholders from:
Net investment income	(0.67)
Net asset value, end of period	$25.55
Total return (c)	4.93%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$195,425
Ratios to average net assets:
Total expenses	0.70%(e)
Net investment income (loss)	4.46%(e)
Portfolio turnover rate (f)	57%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the period ended October 31, 2025, the total return would have been 4.90%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

State Street Short Duration IG Public & Private Credit ETF
For the Period 9/10/25*- 10/31/25
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14
Net realized and unrealized gain (loss) (b)	(0.02)
Total from investment operations	0.12
Other capital	0.03
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value, end of period	$25.09
Total return (c)	0.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,092
Ratios to average net assets:
Total expenses	0.59%(d)
Net investment income (loss)	3.88%(d)
Portfolio turnover rate (e)	5%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of October 31, 2025, the Trust consists of thirty-seven (37) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR SSGA IG Public & Private Credit ETF (formerly SPDR SSGA Apollo IG Public & Private Credit ETF) and State Street Short Duration IG Public & Private Credit ETF (each a "Fund" and collectively the "Funds").  SPDR SSGA IG Public & Private Credit ETF was formed on February 26, 2025 and commenced operations on February 27, 2025, and State Street Short Duration IG Public & Private Credit ETF was formed on September 09, 2025 and commenced operations on September 10, 2025. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund's investments in accordance with its investment objective. Each Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund's Total Return is utilized by the CODM to compare results, including the impact of a Fund's costs, to a Fund's competitors and to a Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of each Fund’s investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund's investments according to the fair value hierarchy as of October 31, 2025 is disclosed in each Fund's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Expenses
Certain expenses, which are directly identifiable to a specific Funds, are applied to that Funds within the Trust. Other expenses which cannot be attributed to a specific Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

Forward Foreign Currency Exchange Contracts
The Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Funds' investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended October 31, 2025, the Funds entered into forward foreign currency exchange contracts to offset the Funds exposure to the component currencies.
The following tables summarize the value of the Fund's derivative instruments as of October 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$35,602	$—	$—	$—	$35,602
Futures Contracts	4,774	—	—	—	—	4,774
State Street Short Duration IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	—	16,680	—	—	—	16,680
Futures Contracts	—	—	—	2,094	—	2,094
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$72,921	$—	$—	$—	$72,921
Futures Contracts	19,666	—	—	—	—	19,666
State Street Short Duration IG Public & Private Credit ETF
Futures Contracts	—	—	—	1,188	—	1,188
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$35,602	$—	$—	$—	$35,602
Futures Contracts	4,473	—	—	—	—	4,473
State Street Short Duration IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	—	16,680	—	—	—	16,680
Futures Contracts	—	—	—	2,091	—	2,091

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA IG Public & Private Credit ETF	0.70%
State Street Short Duration IG Public & Private Credit ETF	0.59
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian,  Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended October 31, 2025, are disclosed in the Schedules of Investments.
During the fiscal period ended October 31, 2025, the Adviser made a contribution of $55,171 to the SPDR SSGA IG Public & Private Credit ETF related to a trading matter.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended October 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA IG Public & Private Credit ETF	$90,158,340	$20,694,083	$82,267,064	$34,081,531
State Street Short Duration IG Public & Private Credit ETF	9,201,439	32,386	15,166,882	1,111,990

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

For the period ended October 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA IG Public & Private Credit ETF	$89,377,190	$19,708,090	$197,589
8.    Income Tax Information
The Funds intends to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sales, straddles, paydown gains and losses, futures contracts, forward contracts, currency gains and losses, bond bifurcation,amortization of discount/premium, and in-kind transactions.
The tax character of distributions paid during the period ended October 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA IG Public & Private Credit ETF	$2,529,494	$—	$2,529,494
State Street Short Duration IG Public & Private Credit ETF	57,167	—	57,167
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR SSGA IG Public & Private Credit ETF	$393,221	$—	$—	$1,766,658	$2,159,879
State Street Short Duration IG Public & Private Credit ETF	94,885	—	1,968	(36,927)	59,926
As of October 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA IG Public & Private Credit ETF	$195,338,766	$2,120,159	$352,966	$1,767,193
State Street Short Duration IG Public & Private Credit ETF	24,898,350	18,923	55,530	(36,607)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2025

9.    Risks
Market Risk
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Funds and their investments.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Funds' fixed income securities to decrease, an adverse impact on the liquidity of the Funds' fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Funds' yields can be low, and the Funds may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Funds may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
Credit risk is the risk that an issuer or counterparty will fail to pay its obligations to the Funds when they are due. As a result, the Funds' income might be reduced, the value of the Funds' investment might fall, and/or the Funds could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities, including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR SSGA IG Public & Private Credit ETF and State Street Short Duration IG Public & Private Credit ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA IG Public & Private Credit ETF and State Street Short Duration IG Public & Private Credit ETF (collectively referred to as the “Funds”) (two of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SSGA Active Trust) at October 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SSGA Active Trust	Statements of operations	Statements of changes in net assets	Financial highlights
SPDR SSGA IG Public & Private Credit ETF	For the period from February 27, 2025 (commencement of operations) through October 31, 2025
State Street Short Duration IG Public & Private Credit ETF	For the period from September 10, 2025 (commencement of operations) through October 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
December 22, 2025

SSGA ACTIVE TRUST
OTHER INFORMATION
October 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal period ended October 31, 2025.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
October 31, 2025 (Unaudited)

Board Considerations Regarding Approval of Investment Advisory Agreements
At a meeting held on August 13-14, 2025, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between SSGA Active Trust and the Adviser with respect to State Street Short Duration IG Public & Private Credit ETF (the “New ETF”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent, and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of certain of the proposed investments of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers and sub-advisers, as applicable, that would be engaged to fulfill roles critical to the operations of the New ETF. The Board held a number of supplemental meetings with the Adviser and such service providers in connection with their consideration of the Advisory Agreement.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge”) noting that there were no true comparators. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by other funds in the universe of exchange-traded funds provided by Broadridge.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
October 31, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	January 2, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	January 2, 2026